UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 110 East 42nd Street
         Suite 1419
         New York, NY  10017

13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Nerenberg
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

 /s/     Craig Nerenberg     New York, NY/USA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $208,173 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     9926   603414 SH       SOLE                   603414        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    20322   789836 SH       SOLE                   789836        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    10886   182924 SH       SOLE                   182924        0        0
COGENT COMM GROUP INC          COM NEW          19239V302     9215   541765 SH       SOLE                   541765        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    14216  1414500 SH       SOLE                  1414500        0        0
HELEN OF TROY CORP LTD         COM              G4388N106     2627    76077 SH       SOLE                    76077        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508     5942   155667 SH       SOLE                   155667        0        0
INTERDIGITAL INC               COM              45867G101    15115   370000 SH  CALL SOLE                   370000        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    24612   287021 SH       SOLE                   287021        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    26931   975774 SH       SOLE                   975774        0        0
NORDION INC                    COM              65563C105     4742   433054 SH       SOLE                   433054        0        0
STAGE STORES INC               COM NEW          85254C305     3952   235246 SH       SOLE                   235246        0        0
WEB COM GROUP INC              COM              94733A104    14463  1173949 SH       SOLE                  1173949        0        0
WILLIAMS COS INC DEL           COM              969457100    33847  1118923 SH       SOLE                  1118923        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105     7211   175403 SH       SOLE                   175403        0        0
YAHOO INC                      COM              984332106     4166   277001 SH       SOLE                   277001        0        0